Redeemable Shares	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Redeemable shares
Note 15. Redeemable shares
On March 31, 2022, the Company entered into an agreement with certain debt holders who are also shareholders (the “Optionholders”) of 1,209,029 shares of Class A common stock (the “Shares”) that grants and conveys to the Optionholders the option, in their sole discretion, to participate in a refinancing in full (the “Refinancing”) of the outstanding Term Loans, by providing new senior secured term loans and/or notes (including convertible notes), in each case on a first lien and/or junior lien basis as agreed upon by the parties (and such term loans and/or notes, the “New Debt”), to the Company and/or any of its subsidiaries as the borrower(s) in respect of such refinancing indebtedness (the “New Financing”). For the avoidance of doubt, nothing in the agreement requires the Company to enter into any Refinancing.
The agreement also grants and conveys to each Optionholder the following exchange rights:
New Debt Exchange
In connection with a Refinancing, the Optionholders have the option, in their sole discretion, to exchange all or a portion of their Shares at an agreed value of $8.75 (as appropriately adjusted for any stock split, stock dividend, recapitalization or similar transaction affecting such shares) per share (for the avoidance of doubt, irrespective of the price of which the Class A common stock is trading on the New York Stock Exchange) for an equal principal amount of New Debt (the “New Debt Exchange”).
In the event that (i) an Optionholder has exercised the New Debt Exchange but the other financing sources or the administrative agent for the New Financing choose not to permit such Optionholder from participating in the New Financing for any reason, (ii) an Optionholder has elected not to exercise the New Debt Exchange or has exercised the New Debt Exchange for only a portion of its Shares for New Debt or (iii) the terms and conditions of such New Financing are not reasonable satisfactory to such Optionholder, then such Optionholder may require the Company to purchase from such Optionholder all or any portion of its Shares that are not exchange for New Debt at an agreed value of $8.75 (as appropriately adjusted for any stock split, stock dividend, recapitalization or similar transaction affecting such shares) per share (for the avoidance of doubt, irrespective of the price of which the Class A common stock is trading on the New York Stock Exchange). Such repurchase shall be effected substantially concurrently with or prior to consummation of the Refinancing.
In the event any Optionholder does not elect to either (i) exchange any portion of its Shares for New Debt or (ii) require that the Company purchase from such Optionholder any portion of its Shares, in each case in connection with a Refinancing, then the agreement shall terminate and be of no further force and effect as of the consummation of such Refinancing.
Junior Debt Exchange
Prior to the consummation of any Refinancing, the Optionholders have the option, in their sole discretion, to exchange all or any portion of such Shares at an agreed value of $8.75 (as appropriately adjusted for any stock split, stock dividend, recapitalization or similar transaction affecting such shares) per share (for the avoidance of doubt, irrespective of the price of which the Class A common stock is trading on the New York Stock Exchange) for an equal principal amount of unsubordinated unsecured term loans or notes under a new debt facility (the “Junior Debt”) and not, for the avoidance of doubt, issued or incurred under the Starry Credit Agreement (the “Junior Debt Exchange”). Any Junior Debt shall mature on the earliest of the maturity date of the Starry Credit Agreement, the acceleration of the Term Loans in accordance with the Starry Credit Agreement, or the consummation of a Refinancing, and shall bear interest at a rate equal to Term Secured Overnight Financing Rate (“SOFR”) plus 1.00%. The aggregate principal amount of Junior Debt shall not exceed $15,000 and Starry, Inc. will be the borrower.
In connection with any Refinancing subsequent to the incurrence or issuance of any Junior Debt, the Company grants and conveys to each Optionholder the irrevocable option, in such Optionholder’s sole discretion, to exchange all or any portion of the principal amount of its Junior Debt on a dollar-for-dollar
basis for an equal principal amount of New Debt.
The Company assessed the embedded conversion features within such Shares and determined that the Junior Debt Exchange, which provides the Optionholders with the right to force a cash redemption prior to any Refinancing event, met the definition of a derivative under ASC 815 and would require separate accounting from the Shares. The Company estimated the fair value of the Junior Debt Exchange based on a Black-Scholes option pricing model (see Note 2) and recorded $5,616 in other liabilities on the condensed consolidated balance sheet as of June 30, 2022 with the offset recorded in other income (expense), net on the condensed consolidated statement of operations for the six months ended June 30, 2022.
With respect to the Junior Debt Exchange, the embedded conversion right where the Optionholders could force a cash redemption of such Shares, such Shares were required to be reclassified from permanent equity to temporary equity at the redemption value of $8.75 per Share as of March 31, 2022. As a result, the redemption value of $10,579 was recorded in APIC on the condensed consolidated statement of stockholders’ equity (deficit). Subsequent measurements, if applicable, will be recorded through APIC.
With respect to the New Debt Exchange, the Company concluded it did not meet the definition of a derivative and would not require separate accounting from the Shares because the Refinancing event that would trigger a cash redemption is within the Company’s control.